TYPE:	13F-HR
PERIOD 06/30/2009
FILER
   CIK	1166385
   CCC	mhxtav#6
SUBMISSION - CONTACT
   NAME	S. Buccafusco
   PHONE 908-598-0909

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tradition Capital Management, LLC
Address: 129 Summit Avenue
	 Summit, NJ 07901

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sharon Buccafusco, Associate Compliance Officer
Phone:   908-598-0909


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     5205    86604 SH       Sole                    50213             36391
Abbott Laboratories            COM              002824100     6123   130168 SH       Sole                    79523             50645
Adobe Systems                  COM              00724F101      254     8975 SH       Sole                     2650              6325
Akamai Tech                    COM              00971T101     3967   206834 SH       Sole                   130224             76610
Amdocs Limited                 COM              G02602103     5744   267766 SH       Sole                   163976            103790
Annaly Capital Management      COM              035710409     6951   459105 SH       Sole                   273735            185370
Apache                         COM              037411105     4632    64202 SH       Sole                    38635             25567
Apple                          COM              037833100      240     1683 SH       Sole                     1683
Automatic Data Processing      COM              053015103      202     5700 SH       Sole                     5700
Avery Dennison                 COM              053611109     1139    44345 SH       Sole                    23210             21135
BP PLC ADS                     COM              055622104     1315    27583 SH       Sole                    16272             11311
Barrick Gold Corp.             COM              067901108      267     7954 SH       Sole                     5104              2850
Becton Dickinson               COM              075887109     9054   126971 SH       Sole                    77226             49745
Berkshire Hathaway Class B     COM              084670207      602      208 SH       Sole                      100               108
Chevron                        COM              166764100      797    12036 SH       Sole                     6291              5745
Chubb Corp                     COM              171232101     3317    83165 SH       Sole                    48245             34920
Coca-Cola Company              COM              191216100     5967   124342 SH       Sole                    76677             47665
Colgate-Palmolive              COM              194162103      633     8950 SH       Sole                     3350              5600
ConocoPhillips                 COM              20825C104     4413   104921 SH       Sole                    60003             44918
Danaher                        COM              235851102      332     5372 SH       Sole                     3772              1600
Devon Energy                   COM              25179M103      212     3884 SH       Sole                     2684              1200
Diamond Offshore Drilling      COM              25271C102     4464    53757 SH       Sole                    33542             20215
Digital Creative Dev CP        COM              25384B108        0    10000 SH       Sole                                      10000
E.I. DuPont de Nemour          COM              263534109      158     6182 SH       Sole                     1152              5030
EMC                            COM              268648102      172    13152 SH       Sole                    11152              2000
Ecolab                         COM              278865100      278     7125 SH       Sole                     1650              5475
Eli Lilly                      COM              532457108      206     5950 SH       Sole                     5000               950
Emerson Electric               COM              291011104      352    10878 SH       Sole                     7438              3440
Endurance Specialty Holdings   COM              G30397106     4421   150900 SH       Sole                    96665             54235
Exxon Mobil                    COM              30231G102     3278    46894 SH       Sole                    21549             25345
Foster Wheeler AG              COM              H27178104     4803   202251 SH       Sole                   122041             80210
General Electric               COM              369604103      508    43336 SH       Sole                    20351             22985
Google Inc.                    COM              38259P508     5008    11878 SH       Sole                     7421              4457
Hain Celestial                 COM              405217100     4062   260224 SH       Sole                   161319             98905
Hanover Insurance Group Inc    COM              410867105      233     6125 SH       Sole                     6125
Hansen Natural                 COM              411310105     2382    77177 SH       Sole                    43257             33920
Hewlett-Packard                COM              428236103      203     5255 SH       Sole                     5255
IBM Corp                       COM              459200101      363     3474 SH       Sole                     1334              2140
Illinois Tool Works            COM              452308109      253     6780 SH       Sole                     6780
Interdigital Inc.              COM              45867G101     4937   202005 SH       Sole                   125555             76450
Inv 2x- 1x+ S&P500 DBAB Struct COM              2515A0WY5     2237  2325000 SH       Sole                   495000           1830000
Johnson & Johnson              COM              478160104     8116   142887 SH       Sole                    84647             58240
Kimberly-Clark                 COM              494368103     3989    76087 SH       Sole                    48047             28040
Laboratory Corp. of America    COM              50540R409      237     3500 SH       Sole                     3500
Marathon Oil Corp              COM              565849106     4152   137803 SH       Sole                    85696             52107
Merck                          COM              589331107      395    14136 SH       Sole                    14136
Microsoft                      COM              594918104     9710   408518 SH       Sole                   245738            162780
Nike Inc- Cl 'B'               COM              654106103     2450    47313 SH       Sole                    27052             20261
Noble Energy                   COM              655044105      307     5200 SH       Sole                     3600              1600
Nokia Corporation              COM              654902204     5207   357147 SH       Sole                   225147            132000
Novartis AG-ADR                COM              66987V109     4067    99704 SH       Sole                    59399             40305
NutriSystem                    COM              67069d108     3364   232020 SH       Sole                   146425             85595
Parker Hannifin                COM              701094104     3208    74664 SH       Sole                    44025             30639
PepsiCo                        COM              713448108     6049   110070 SH       Sole                    63735             46335
Pfizer                         COM              717081103      174    11602 SH       Sole                    11602
Portal Resources Ltd           COM              736114109        2    20000 SH       Sole                    20000
ProShares Short S&P500         COM              74347R503    11680   177745 SH       Sole                   101900             75845
Proctor & Gamble               COM              742718109      912    17855 SH       Sole                    13480              4375
Royal Dutch Shell PLC - ADR B  COM              780259107      245     4813 SH       Sole                     1438              3375
Rydex Inverse 2x S&P500 ETF    COM              78355W767     9229   103803 SH       Sole                    60728             43075
Sabine Royalty Trust           COM              785688102      402     9075 SH       Sole                     1375              7700
Sanofi-Aventis                 COM              80105N105     6682   226569 SH       Sole                   139244             87325
Sauer-Danfoss Inc.             COM              804137107      110    18000 SH       Sole                    18000
Schering-Plough                COM              806605101     7324   291561 SH       Sole                   165651            125910
Schlumberger Ltd.              COM              806857108      213     3935 SH       Sole                     2235              1700
Smithtown Bancorp              COM              832449102      172    13483 SH       Sole                     6585              6898
Terex Corp                     COM              880779103     1500   124256 SH       Sole                    74871             49385
Teva Pharmaceutical            COM              881624209     8319   168601 SH       Sole                    98661             69940
Transocean Ltd                 COM              H8817H100     6056    81512 SH       Sole                    49920             31592
Trinity Industries             COM              896522109     1334    97956 SH       Sole                    62731             35225
UltraShort Russell 2000 ProSha COM              74347R834     6469   152150 SH       Sole                    89420             62730
UltraShort S&P500 ProShares    COM              74347R883    10352   187096 SH       Sole                   105011             82085
Unilever N.V.                  COM              904784709      387    16016 SH       Sole                     6732              9284
Unilever PLC ADR               COM              904767704     1378    58653 SH       Sole                    33533             25120
Union Pacific                  COM              907818108      117     2246 SH       Sole                      980              1266
United Technologies            COM              913017109      528    10156 SH       Sole                     7506              2650
Verizon Communications         COM              92343V104      177     5773 SH       Sole                     4553              1220
Vodafone Group PLC ADS         COM              92857W209     7738   397023 SH       Sole                   236529            160494
Walt Disney                    COM              254687106     5361   229778 SH       Sole                   139213             90565
Weatherford Intl               COM              H27013103      262    13400 SH       Sole                    13400
XTO Energy Inc.                COM              98385X106     1926    50511 SH       Sole                    29278             21233
Yahoo!                         COM              984332106     3066   195790 SH       Sole                   117620             78170
S&P 500 Index SPDR Trust Serie COM              78462F103      897 9752.496 SH       Sole                 8821.540           930.956

/TEXT
/DOCUMENT
/SUBMISSION